Annual Operating Expenses - FidelitySimplicityRMDFunds-RetailComboPRO - FidelitySimplicityRMDFunds-RetailComboPRO - Fidelity Simplicity RMD 2025 Fund - Fidelity Simplicity RMD 2025 Fund	Sep. 29, 2023
Operating Expenses:
Management fee	0.61%
Distribution and/or Service (12b-1) fees	none
Other expenses	none
Total annual operating expenses	0.61%